CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 2,632	$ (8,486)		$ 1,958
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and impairment	5,546	12,710		5,568
Accrued interest and exchange rate changes of debenture and long-term loans	118	135		178
Accrued severance pay, net	91	487		(364)
Gain from sale of property and equipment, net	(271)	(95)		(93)
Equity in losses (gains) of affiliate	(38)	1,634		1,158
Amortization of stock-based compensation	265	515		121
Impairment loss of loan to minority shareholder in subsidiary (Note 1j)		489	1,750
Decrease (increase) in restricted cash	15	10		(133)
Increase in trade receivables, net	(1,572)	(1,462)		(1,618)
Decrease (increase) in other accounts receivable and prepaid expenses	46	373		(436)
Decrease (increase) in inventories	395	(1,035)		(1,964)
Write-off of inventories	337	304		185
Deferred income taxes	847	170		1,322
Decrease (increase) in long-term accounts receivable	234	(177)		(212)
Increase in trade payables	965	452		981
Increase (decrease) in other accounts payable and accrued expenses	(274)	2,457		(127)
Net cash provided by operating activities	8,341	8,481		6,524
Cash flows from investing activities:
Purchase of property and equipment	(4,033)	(4,445)		(4,481)
Proceeds from sale of property and equipment	1,733	1,050		641
Investment and loans/Repayments in affiliate	(669)	(1,740)		(1,490)
Acquisition of subsidiary (a)	(251)
Purchase of business activity (b)	(3,125)
Proceeds from sale of investments in previously consolidated subsidiaries (c)		39
Net cash used in investing activities	(6,345)	(5,096)		(5,330)
Cash flows from financing activities:
Receipt of long-term loans from banks	11,670	8,384		5,090
Repayment of long-term loans from banks	(12,253)	(8,937)		(7,016)
Repayment of long-term loans from others		(1,071)		(1,122)
Dividend paid to non-controlling interest	(1,215)	(1,594)		(2,250)
Proceeds from issuance of shares and exercise of warrants, net of issuance costs of $70	1,945	281		57
Short-term bank credit, net	(345)	(1,002)		2,656
Net cash used in financing activities	(198)	(3,939)		(2,585)
Effect of exchange rate on cash and cash equivalents	419	(211)		415
Increase (decrease) in cash and cash equivalents	2,217	(765)		(976)
Cash and cash equivalents at the beginning of the year	1,468	2,233		3,209
Cash and cash equivalents at the end of the year	3,685	1,468		2,233
Fair value of assets acquired and liabilities assumed at date of acquisition:
Property and equipment	22
Technology	58
Goodwill	304
Non controlling Interest	(133)
Cost of subsidiary	251
(b) Purchase of business activity:
Working capital	27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employee accruals	(24)
Purchase of activity	3,125
The subsidiaries' assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)	11	32
Non-controlling interests	237	426
Loss from sale of subsidiaries	(248)	(110)	(393)
Receivables for sale of investments in subsidiaries		(309)
Proceeds from sale of subsidiaries		39
(c) Non-cash investing activity:
Purchase of property and equipment	90	309		45
Purchase of property and equipment at finance lease	17	28		43
Cash paid during the year for:
Interest	1,528	1,456		1,462
Income taxes	$ 52	$ 38		$ 21